Revenue	6 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
14.	Revenue

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Sales of goods – transfer at a point in time	10,847,686	11,171,023	2,500,229